FAIR VALUE MEASUREMENTS AND DISCLOSURES Fair Value Measurements and Disclosures (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
Our fixed-price swaps, basis swaps and physical purchases are included in Level 2 and our natural gas and crude oil collars, natural gas calls and physical sales are included in Level 3. The following table presents, for each applicable level within the fair value hierarchy, our derivative assets and liabilities, including both current and non-current portions, measured at fair value on a recurring basis:

	As of December 31,
	2012			2011
	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
	(in thousands)
Assets:
Commodity-based derivative contracts	$42,788	$15,734	$58,522	$76,104	$25,837	$101,941
Basis protection derivative contracts	387	16	403	5	38	43
Total assets	43,175	15,750	58,925	76,109	25,875	101,984
Liabilities:
Commodity-based derivative contracts	9,839	2,081	11,920	9,888	3,768	13,656
Basis protection derivative contracts	16,656	—	16,656	35,424	—	35,424
Total liabilities	26,495	2,081	28,576	45,312	3,768	49,080
Net asset	$16,680	$13,669	$30,349	$30,797	$22,107	$52,904

Fair Value Assets and Liabilities Unobservable Input Reconciliation [Table Text Block]
The following table presents a reconciliation of our Level 3 assets measured at fair value:

	2012	2011	2010
	(in thousands)

Fair value, net asset, beginning of year	$22,107	$10,762	$15,048
Changes in fair value included in statement of operations line item:
Commodity price risk management gain, net	7,576	13,487	11,591
Sales from natural gas marketing	63	114	580
Cost of natural gas marketing	—	—	23
Changes in fair value included in balance sheet line item (1):
Accounts receivable affiliates	—	49	231
Accounts payable affiliates	(319)	(454)	(1,737)
Settlements included in statement of operations line items:
Commodity price risk management loss, net	(15,644)	(1,712)	(14,467)
Sales from natural gas marketing	(114)	(139)	(484)
Cost of natural gas marketing	—	—	(23)
Fair value, net asset end of year	$13,669	$22,107	$10,762

Changes in unrealized gains (losses) relating to assets (liabilities) still held as of year-end, included in statement of operations line item:
Commodity price risk management gain, net	$3,665	$11,669	$9,594
Sales from natural gas marketing	1	(3)	54
Total	$3,666	$11,666	$9,648

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(1)	Represents the change in fair value related to derivative instruments entered into by us and designated to our affiliated partnerships.